Note 6 - Equity - Schedule of Stockholders Equity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Balances			$ 12,299	$ 9,658
Issuance of ordinary shares			89,443	15,250
Share-based compensation			18,862
Foreign currency translation gain (loss)	$ (9)	$ 10	(14)	(29)
Net loss	(17,512)	(3,262)	(80,099)	(8,854)
Balances	40,491	16,025	40,491	16,025
Common Stock [Member]
Balances			2	2
Issuance of ordinary shares
Share-based compensation
Foreign currency translation gain (loss)
Net loss
Balances	2	2	2	2
Additional Paid-in Capital [Member]
Balances			44,369	29,119
Issuance of ordinary shares			87,963	15,250
Share-based compensation			15,363
Foreign currency translation gain (loss)
Net loss
Balances	147,695	44,369	147,695	44,369
Retained Earnings [Member]
Balances			(32,128)	(20,118)
Issuance of ordinary shares
Share-based compensation
Foreign currency translation gain (loss)
Net loss			(76,271)	(8,475)
Balances	(108,399)	(28,593)	(108,399)	(28,593)
AOCI Attributable to Parent [Member]
Balances			(91)	(53)
Issuance of ordinary shares
Share-based compensation
Foreign currency translation gain (loss)			(72)	(14)
Net loss
Balances	(163)	(67)	(163)	(67)
Noncontrolling Interest [Member]
Balances			147	708
Issuance of ordinary shares			1,480
Share-based compensation			3,499
Foreign currency translation gain (loss)			58	(15)
Net loss			(3,828)	(379)
Balances	$ 1,356	$ 314	$ 1,356	$ 314